Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

10. Related Party Transactions

In order to finance its operations, the Company has historically relied upon Messrs. Hanson and Davis for financing through the issuance of debt, equity and warrants. Balances with related parties consisting of members of the Board of Directors for borrowings and warrants were as follows. No debt is held by executive officers of the Company.

	As of
	September 30, 2016	December 31, 2015
Debt held by related parties (in thousands)	$2,697	$1,748
Accrued interest to related parties (in thousands)	$367	$232
Warrants held by related parties	1,144,221	691,043

	Three Months Ended		Nine Months Ended
(In thousands)	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
Related party interest expense	$51	$34	$144	$115

On May 7, 2014, the Company entered into a $1.5 million line-of-credit agreement with Mr. Hanson, as subsequently amended (the “Line of Credit”). The stated interest rate on the Line of Credit is 10% on the principal amount outstanding and the maturity date is January 31, 2017, with all outstanding principal and accrued interest due in full on that date. There are no financial covenants associated with the Line of Credit. On July 7, 2016, the Company entered into an amendment #3 to the borrowing agreement with Mr. Hanson in connection with the Line of Credit. Pursuant to that amendment, which is effective as of June 30, 2016, the parties agreed that the Company will make an interest-only payment on January 31, 2017. The interest-only payment is for interest accrued on the principal balance from February 1, 2016 to date of payment. On October 6, 2016, Mr. Hanson agreed to convert the $1.0 million owed under the Line of Credit to equity upon consummation of an underwritten public offering. See Note 12 “Subsequent Events.”

On July 30, 2014, the Company entered into a financing commitment letter with Messrs. Hanson and Davis to lend the Company up to $2.5 million through December 31, 2014, bearing interest at 10% (which increases to 18% under certain circumstances in the event of default). The maturity date of the financing commitment letter is January 31, 2017, on which date the total principal balance and accrued interest thereon will be due in full. On July 7, 2016, the Company entered into an addendum #4 to this commitment letter with Mr. Hanson. Pursuant to that addendum, which is effective as of June 30, 2016, the parties extended the payment date of the interest-only payments that were or will be due and payable to January 31, 2017. The interest-only payments are for interest accrued on the principal balance from February 1, 2016 to date of payment.

On December 22, 2015, the Company issued a $150,000 demand promissory note to Mr. Hanson. The note bears an interest rate of 10% and was due on June 30, 2016. On July 13, 2016, the Company entered into an addendum #1 to this demand promissory note. Pursuant to that addendum, which is effective as of June 30, 2016, the parties extended the maturity date under the demand promissory note from June 30, 2016 to January 31, 2017.

In February 2016, the Company entered into a thirty-day note payable with Mr. Davis for $150,000 and Mr. Hanson for $75,000. Under the note agreements, in lieu of interest, the Company agreed to issue five-year cashless warrants to purchase 16,667 and 8,334 shares of common stock at $4.94 per share to Messrs. Davis and Hanson, respectively. Additionally, for each 30 days the principal amount is outstanding, the Company issued to Messrs. Davis and Hanson an additional 16,667 and 8,334 warrants, respectively, with the same terms as described above. On March 29, 2016, both notes were amended to change the due dates of the principal amounts owed to January 11, 2017 and January 31, 2017, under Messrs. Hanson’s and Davis’ notes, respectively. Messrs. Davis and Hanson will continue to earn warrants on a 30-day basis until the principal is repaid. As of September 30, 2016, Messrs. Davis and Hanson have received a total of 150,003 and 66,672 warrants, respectively. On October 6, 2016, Mr. Davis agreed to convert his $150,000 note to equity upon consummation of an underwritten public offering. See Note 12 “Subsequent Events.”

On May 9, 2016, the Company entered into a promissory note agreement for approximately $227,000 with Mr. Davis. The note accrues interest at the per annum rate of 10%. As an additional inducement to Mr. Davis to advance amounts under the note, the Company agreed to issue to Mr. Davis a warrant to acquire 22,665 shares of the Company’s common stock at an exercise price of $4.94 per share as an inducement to enter into a promissory note agreement.

On July 13, 2016, the Company issued to Mr. Davis a convertible promissory note in the principal amount of $360,000 and a warrant to purchase up to 20,000 shares of the Company’s common stock, subject to adjustments, in exchange for an aggregate purchase price of $300,000. On July 14, 2016, the Company issued to Mr. Hanson a convertible promissory note in the principal amount of $240,000 and a warrant to purchase up to 13,334 shares of the Company’s common stock, subject to adjustments, in exchange for an aggregate purchase price of $200,000. The warrants have an exercise price of $6.00 per share, subject to adjustments, and are exercisable for a five year period. The notes do not bear any interest, other than during an event of default (in which case default interest at a rate of 24% per annum is applicable). The notes are due and payable six months after the respective issuance dates. In addition to the Company providing three days advance written notice prior to repayment, under the terms of the note upon repayment of the note (including on the maturity date) the Company is obligated to pay a 20% premium on the principal amount and any accrued default interest then due on the note, which in the aggregate is equal to 120% of the principal amount and any accrued default interest then due on the note. For accounting purposes, the Company accounts for the debt and warrants using an allocation process. As a result, the reported amount of the debt has been reduced and will be accreted to face value through each of the maturity dates. On October 12, 2016, Mr. Davis agreed to convert $250,000 of the $432,000 aggregate amount outstanding under his note upon consummation of an underwritten public offering. See Note 12 “Subsequent Events.”

On August 12, 2016, the Company entered into a securities purchase agreement with Messrs. Hanson and Davis, pursuant to which the Company issued to each of Messrs. Hanson and Davis a convertible note, due August 2017, in a principal amount of $263,158 and a warrant to purchase shares of the Company’s common stock in exchange for a purchase price of $250,000 paid in cash by each such director. The notes are unsecured, do not bear any interest and are payable in full on August 12, 2017. Each of Messrs. Hanson and Davis may elect to convert the principal amount of the note issued to him into shares of the Company’s common stock at any time before August 12, 2017 at a conversion price per share equal to the lower of $5.55 and 80% of the per share sale price of the Company’s common stock in the Company’s next underwritten public offering. The Company has the right to require each of Messrs. Hanson and Davis to convert the notes into shares of the Company’s common stock at that conversion price if the Company’s common stock is listed on the Nasdaq Capital Market, the Nasdaq Global Market or the Nasdaq Global Select Market. For accounting purposes, the Company accounts for the debt, warrants and conversion features using an allocation process. As a result, the reported amount of the debt has been reduced and will be accreted to face value through each of the maturity dates.

On August 1, 2016, Mr. Davis entered into a financial lease agreement to fund the purchase of certain licenses for the exclusive use and benefit of the Company, in an aggregate amount of approximately $239,000, together with accrued interest thereon. On August 22, 2016, the Company entered into an unsecured promissory note with Mr. Davis, pursuant to which the Company is obligated to pay to Mr. Davis the sum of approximately $239,000, together with all accrued interest thereon, in six monthly installments. The Company is required to make the payments under the note directly to the lessor in satisfaction of the Company’s obligations to Mr. Davis under the note and Mr. Davis’ obligations to the lessor. As consideration for entering into a financial lease to fund the purchase of certain licenses for the exclusive use and benefit of the, the Company issued to Mr. Davis a warrant to purchase 24,000 shares of the Company’s common stock at an exercise price of $6.75 per share. The warrants are exercisable for a five-year period.

14. Related Party Transactions

Balances with related parties consisting of members of the Board of Directors (collectively Affiliates) for borrowings and warrants were as follows:

	As of
	December 31, 2015	December 31, 2014
Debt held by related parties	$1,748,000	$1,350,000
Warrants held by related parties	691,043	284,340

	Year Ended
	December 31, 2015	December 31, 2014
Interest paid to related parties	$3,945	$237,596
Related party interest expense	$153,926	$1,608,372